Pensions and Other Post-Employment Benefits - Summary of Pension and OPEB Costs (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Remeasurements:
Defined Benefit Plan Cost (Recovery)	CAD 8	CAD 11	CAD 17
Defined Contribution Plan Cost	19	16	19
Pension Benefits [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current Service Costs	14	14	19
Past Service Costs – Curtailments	(6)		(5)
Net Settlement Costs			3
Net Interest Costs	3	4	6
Remeasurements:
Return on Plan Assets (Excluding Interest Income)	(9)	(3)	3
(Gains) Losses from Experience Adjustments	1		(3)
(Gains) Losses from Changes in Financial Assumptions	(2)	7	(28)
Defined Benefit Plan Cost (Recovery)	1	22	(5)
Defined Contribution Plan Cost	27	25	29
Total Plan Cost	28	47	24
OPEB [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current Service Costs	2	(3)	3
Past Service Costs – Curtailments	(1)
Net Interest Costs	1	1	1
Remeasurements:
(Gains) Losses from Changes in Demographic Assumptions	(1)
(Gains) Losses from Changes in Financial Assumptions	CAD (1)
Defined Benefit Plan Cost (Recovery)		CAD (2)	CAD 4